Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share
Loss Per Share

NOTE 13—LOSS PER SHARE

Basic and diluted loss per share:

Basic

Basic loss per share is calculated by dividing the result attributable to equity holders of the Company by the weighted average number of Ordinary Shares in issue during the year.

Diluted

All Ordinary Shares underlying outstanding options, RSU’s and warrants have been excluded from the calculation of the diluted loss per share for the years ended December 31, 2017, 2016 and 2015 since their effect was anti-dilutive. The total number of options, RSU’s and warrants excluded from the calculations of diluted loss per share were – 5,286,095, 4,491,535, and 3,554,179 for the years ended December 31, 2017, 2016 and 2015, respectively.

	Year ended December 31
	2017	2016	2015
	U.S. dollars in thousands, except per share data
Basic and diluted:
Loss attributable to equity holders of the Company	$10,138	$16,002	$14,888

Weighted average number of ordinary shares in issue	27,398,169	24,970,585	20,309,596

Loss per ordinary share	$0.37	$0.64	$0.73